Finance income and costs (Tables)	6 Months Ended
Jun. 30, 2026
Analysis of income and expense [abstract]
Schedule of Finance income and costs

	For the three months ended June 30,		For the six months ended June 30,
	2026	2025	2026	2025
	€m	€m	€m	€m

Interest income	1.1	1.2	1.8	2.7
Hedge ineffectiveness on cross currency and interest rate swaps	—	—	2.7	—
Net foreign exchange gains on translation of financial assets and financial liabilities	2.0	12.4	4.6	7.8
Finance income	3.1	13.6	9.1	10.5
Interest expense (a)	(28.7)	(27.6)	(56.2)	(55.6)
Hedge ineffectiveness on cross currency and interest rate swaps	(1.5)	—	—	—
Net pension interest costs	(1.1)	(1.2)	(2.2)	(2.4)
Amortization of debt discounts and borrowing costs	(0.3)	(1.7)	(0.6)	(3.5)
Finance costs	(31.6)	(30.5)	(59.0)	(61.5)
Net finance costs	(28.5)	(16.9)	(49.9)	(51.0)
(a) Interest expense includes interest and finance charges paid/payable for lease liabilities and financial liabilities not at fair value through profit or loss and is shown net of gains recycled from the cash flow hedge reserve on cross currency interest rate swaps.